BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 ARS ($)		Dec. 31, 2021 ARS ($)		Dec. 31, 2020 ARS ($)	Dec. 31, 2022 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 427,015		$ 400,832		$ 406,894
Balances and transactions with related parties [Abstract]
Accounts receivable		1,330,471		695,684
Accounts payable		4,935,175		6,898,037
Financial assets at fair value through profit or loss		39,289,630		25,844,992
Costs [Abstract]
Gas purchase and others		5,826,231		5,628,181		470,636
Compensation for technical assistance		3,067,198		4,250,358		4,205,901
Revenue for administrative services		0		277		411
Financial Results [Abstract]
Interest expense		162		568,315		712,528
Interest gain / Gain / (loss) on fair value		96,408		484,082
Selling expenses	[1]	31,059		2,277
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		1,769,981		2,007,858		2,893,304
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		3,583,230		4,996,215		3,087,152
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		4,044,658		2,446,927		1,892,020
Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss		2,570,796		1,388,558
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		19,695		24,165
Accounts payable		17,518		35,932
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		298,568		289,761		331,583
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		4,294		7,385
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0
Compensation for technical assistance		0		0
Revenue for administrative services		0		0
Financial Results [Abstract]
Interest expense		0		0
Interest gain / Gain / (loss) on fair value		96,408		484,082
Selling expenses	[1]	0		0
CT Barragan S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
CT Barragan S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
CT Barragan S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		17,459		26,659
CT Barragan S.A. [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss		$ 2,570,796		1,388,558
Accrue annual rate		4.00%					4.00%
SACDE [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		$ 2,227		0
Accounts payable		0		0
Other receivables				3,318,934
Costs [Abstract]
Gas purchase and others		0		0
Compensation for technical assistance		0		0
Revenue for administrative services		0		0
Financial Results [Abstract]
Interest expense		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
SACDE [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		51,542
SACDE [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
SACDE [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		7,203		54,102
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		30		0
Accounts payable		0		61
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		417		701		1,034
Fundacion TGS [Member]
Costs [Abstract]
Gas purchase and others		0		0
Compensation for technical assistance		0		0
Revenue for administrative services		0		0
Financial Results [Abstract]
Interest expense		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	31,059		2,277
Fundacion TGS [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
Fundacion TGS [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
Fundacion TGS [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
Petrolera Entre Lomas S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expense						0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						7,277
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						26,268
Oleoductos del Valle S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expense						0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						75,765
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Central Termica Piedrabuena S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expense						0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						5,131
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		4,683		5,088
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		46,750		0		57,517
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		28,199		31,849
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	1,299,505		659,046
Accounts payable		4,889,458	[2]	6,830,195	[2]		$ 0.5
Financial lease		4,262,215		5,887,648
Costs [Abstract]
Gas purchase and others		5,826,231		5,628,181		470,636
Compensation for technical assistance		3,067,198		4,250,358		4,205,901
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		568,315		712,528
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	$ 0		0
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 1,471,413		1,666,555		2,473,548
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		3,583,230		4,996,215		3,087,152
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		3,972,829		2,365,465		1,807,202
CIESA [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		277		411
Financial Results [Abstract]
Interest expense		162		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		$ 0
CIESA [Member] | Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		37		0
Accounts payable		$ 0		$ 0

[1]	Corresponds to donations expenses.Corresponds to donations expenses.
[2]	Accounts payable includes Ps. 4,262,215 and Ps. 5,887,648 corresponding to the financial leasing recorded as “Loans” as of December 31, 2022 and 2021, respectively.